Income Taxes Deferred Tax Assets and Liabilities (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Components of Deferred Tax Assets [Abstract]
Accrued expenses	$ 4,276
Net operating loss (NOL) carryforward	667
Other	106
Gross deferred tax assets	5,049
Valuation allowance	(3,277)
Total deferred tax asset	1,772
Components of Deferred Tax Liabilities [Abstract]
Depreciation and amortization	(1,638)
Prepaid expenses	(134)
Total deferred tax liabilities	(1,772)
Net deferred tax asset	$ 0